			ALKEN ASSET MANAGEMENT LLP

			DATE:	31/12/2012

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	31/12/2012

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one): [_] is a restatement.
                   		[_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alken Asset Management LLP
Address: 	3rd Floor, 61 Conduit Street
             	London W1S 2GB, United Kingdom

Form 13F File Number:	28-15082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Arnaud Delaune
Title:	Compliance Officer
Phone: 	+44 20 7440 1915

Signature, Place, and Date of Signing:

(s)	Arnaud Delaune		London, UK	31/12/2012
	--------------		-------------	-----------------
	[Signature] 		[City, State] 	[Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings
	of this reporting manager are reported in this report.)

[_] 	13F NOTICE. (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

[_] 	13F COMBINATION REPORT. (Check here if a portion
	of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 		Name
--------------------- 		-----

			Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total: 	 4
Form 13F Information Table Value Total: 	 710,516 	($ thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

			ALKEN ASSET MANAGEMENT LLP

			FORM 13F INFORMATION TABLE

			DATE:	31/12/2012


                    	Title   	                   	     	 Shares or  		                 	    Voting Authority
                  	 of          	          	Market Value 	 Principal  	Investment 	Other      	------------------------
Name of Issuer        	Class        	CUSIP    	 (x $ 1,000)  	 Amount 	Discretion	Managers	Sole    	Shared     	None
--------------        	-------------	-----------	---------------	-----------	----------	--------	----------	----------	----------
WESTERN DIGITAL CORP	Common Stock	958102105	 376,227 	 8,852,610 	Sole	        	 	17,697,101 	53,419,139 	312,290,231
SEAGATE TECHNOLOGY	Common Stock	#N/A N/A	 317,554 	 10,436,769 	Sole	        		14,183,566 	46,111,263 	265,714,170
CHENIERE ENERGY INC	Common Stock	16411R208	 11,528 	 613,713 	Sole	        		2,220,267 	-   	 	9,803,222
REYNOLDS AMERICAN INC	Common Stock	761713106	 5,207 	 	 125,648 	Sole	        	 	-   	 	-   	 	5,332,349

					Total		 710,516
